Business acquisitions, development projects and disposition transactions - Additional Information (Details) $ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Dec. 29, 2022 CAD ($) business_unit	Sep. 29, 2022 USD ($)	Jan. 01, 2022 USD ($) country	Oct. 26, 2021 USD ($)	Apr. 30, 2021 USD ($) MWac	Jan. 31, 2021 USD ($) MWac wind_project	Dec. 31, 2022 USD ($) county	Dec. 31, 2021 USD ($) wind_project MWac	Dec. 31, 2019 MWac	Dec. 29, 2022 USD ($)	Dec. 29, 2022 CAD ($)	Mar. 31, 2022 USD ($)
Business Acquisition [Line Items]
Gain on sale of renewable assets							$ 64,028	$ 29,063
Number of counties served | county							20
Business combination, consideration transferred, liabilities incurred						$ 87,035
Operating Wind Facilities in the United States
Business Acquisition [Line Items]
Equity interest (percent)										49.00%	49.00%
Number of ownership interest | business_unit	3
Wind power capacity (megawatt AC) | MWac									551
Altavista Solar Facility
Business Acquisition [Line Items]
Equity interest (percent)					50.00%
Blue Hill Wind Facility
Business Acquisition [Line Items]
Equity interest (percent)										80.00%	80.00%
Wind power capacity (megawatt AC) | MWac									175
Proceeds from sale of renewable assets										$ 277,500	$ 108,610
Gain on sale of renewable assets	$ 62,828
Kentucky Power Transaction
Business Acquisition [Line Items]
Total purchase price				$ 2,846,000
Reduction to the purchase price		$ 200,000
AEP Kentucky Transmission Company, Inc
Business Acquisition [Line Items]
Debt assumed				$ 1,221,000
New York Water Company, Inc
Business Acquisition [Line Items]
Total purchase price			$ 609,000
Number of countries | country			8
Intangible asset, useful life			64 years 8 months 26 days
Revenue							$ 125,370
Operating income							$ 21,776
Mid-West Wind Facilities
Business Acquisition [Line Items]
Debt assumed								$ 789,804
Mid-West Wind Facilities | Empire Electric System
Business Acquisition [Line Items]
Wind power capacity (megawatt AC) | MWac								600
Total purchase price								$ 97,760
Tax equity funding								530,880
Debt repaid upon maturity								$ 789,923
Number of wind projects | wind_project								3
Maverick Creek and Sugar Creek Wind Facilities
Business Acquisition [Line Items]
Debt assumed						855,409
Total purchase price						$ 18,641
Number of wind projects | wind_project						2
Ownership interest acquired (percent)						50.00%
Investments in joint venture												$ 43,797
Altavista Solar Facility
Business Acquisition [Line Items]
Debt assumed					$ 122,024
Total purchase price					$ 6,735
Solar power capacity (megawatt ac) | MWac					80
Maverick Creek Wind Facility
Business Acquisition [Line Items]
Wind power capacity (megawatt AC) | MWac						492
Tax equity funding						$ 380,829
Debt repaid upon maturity						$ 570,578
Sugar Creek Wind Facility
Business Acquisition [Line Items]
Wind power capacity (megawatt AC) | MWac						202
Tax equity funding						$ 147,914
Debt repaid upon maturity						$ 284,829